Common stock issued for services	4 Months Ended
Jun. 30, 2013
Equity [Abstract]
Common stock issued for services	NOTE 3 – Common stock issued for services The Company reflects certain non-cash charges associated with common stock issued and rendered for services to the Company’s founders $69,501.